Warrant Activity (Detail) (Warrants Attached to Debt, USD $)	3 Months Ended
Mar. 31, 2013
Warrants Attached to Debt
Number of Shares
Number of Shares, Outstanding at beginning of period	3,579,087
Number of Shares, Granted	972,918
Number of Shares, Exercised
Number of Shares, Forfeited and canceled	(1,129,359)
Number of Shares, Outstanding at end of period	3,422,646
Number of Shares, Exercisable at end of period	3,422,646
Weighted average exercise price
Weighted average exercise price, Outstanding at beginning of period	$ 5.64
Weighted average exercise price, Granted	$ 2.21
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited and canceled	$ 7.65
Weighted average exercise price, Outstanding at end of period	$ 4.01
Weighted average exercise price, Exercisable at end of period	$ 4.01
Weighted average remaining contract term
Weighted average remaining contract term, Outstanding at end of period	3 years 6 months
Weighted average remaining contract term, Exercisable at end of period	3 years 6 months
Intrinsic Value
Intrinsic Value, Outstanding at end of period	$ 480,000
Intrinsic Value, Exercisable at end of the period	$ 480,000